Stockholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Class of Stock [Line Items]
Distributions paid by the company to be appropriated as additional paid-in capital or a legal reserve	10.00%
Dividends per share	¥ 10
Dividend proposed	¥ 1,738
Amount available for future payment of dividends	¥ 53,834
Total Shares Of Common Stock
Class of Stock [Line Items]
Minimum additional paid in capital or a legal reserve in order to satisfy distribution appropriation	25.00%